Revenue from sales (Tables)	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [member]
Disclosure Of Detailed Information About Net Sales To Customers By Geographical Areas [Text Block]
The Company’s revenues are mainly from sales of gold ounces. The table below presents the net sales to customers by geographic region:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Suiza	491,887	558,723	754,335
America	179,018	233,043	315,686
	670,905	791,766	1,070,021
Royalties, note 1(a) and 21	(20,739)	(24,339)	(32,414)
Mining royalties to the government	(4,990)	(6,234)	(6,433)
	645,176	761,193	1,031,174